Securitization debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
Securitization debt
Securitization debt	$ 140,935	¥ 760,000	¥ 969,000
Weighted average interest rate of securitization debt	5.44	5.36
Asset-backed Securities ("ABS")
Securitization debt
Aggregate amount offered		¥ 800,000	500,000
100% of the subordinated securities		40,000	25,000
Securitization debt		¥ 760,000	475,000
Asset-backed notes("ABN")
Securitization debt
Aggregate amount offered			520,000
100% of the subordinated securities			26,000
Securitization debt			¥ 494,000